Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Deferred expenses (i)	$ 254,791	$ 230,676
Taxes recoverable (ii)	218,790	428,742
Advances to suppliers and employees	72,950	96,395
Prepaid expenses (iii)	80,193	81,687
Judicial deposits (note 26)	5,711	3,506
Other assets	31,143	95,203
Total	$ 663,578	$ 936,209